Capital Stock - Share-based Compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)		2,646,903	1,048,916
Stock option per share value (in usd per share)		$ 3.98	$ 8.67
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		796,733	625,878
Vesting period		3 years
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Teekay LNG | Phantom unit awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		80,100	62,283
Teekay LNG | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)		35,419	17,498
Teekay Tankers [Member] | Restricted stock units | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)		633,134	762,640
Teekay Tankers [Member] | Non-management directors | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)		159,375	168,029
Teekay Tankers [Member] | Non-management directors | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	504,097		470,765
Teekay Tankers [Member] | Officer | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Stock options granted (in shares)	736,327	1,380,173
Stock option per share value (in usd per share)	$ 1.22		$ 1.00
Maximum contractual term	10 years
Teekay LNG and Teekay Tankers [Member] | Restricted Stock And Phantom Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted		$ 1.8	$ 2.1
Teekay LNG and Teekay Tankers [Member] | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted		$ 0.7	$ 0.5
Teekay Offshore Teekay Lng And Teekay Tankers | Restricted Stock And Phantom Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years